Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 30, 2015	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000028102
Account Value [Line Items]
Line Graph and Table Measure Name		Advisor Class
Accumulated Value	$ 10,000		$ 10,666	$ 12,607	$ 13,067	$ 14,482	$ 14,935	$ 18,481	$ 18,386	$ 20,546	$ 26,575	$ 29,949
C000028099
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charges)
Accumulated Value	9,574		10,185	12,011	12,414	13,727	14,120	17,430	17,294	19,276	24,873	27,960
C000028101
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with sales charges)
Accumulated Value	10,000		10,558	12,355	12,678	13,912	14,203	17,406	17,136	18,960	24,281	27,095
C000028105
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,662	12,605	13,055	14,466	14,917	18,452	18,346	20,477	26,477	29,797
C000135457
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
Accumulated Value	10,000		10,677	12,632	13,099	14,526	14,994	18,562	18,474	20,654	26,724	30,097
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		10,806	13,277	14,111	16,384	19,244	24,617	22,350	25,443	34,066	39,175
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		10,806	13,277	14,111	16,384	19,244	24,617	22,350	25,443	34,066	39,175
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		10,806	13,277	14,111	16,384	19,244	24,617	22,350	25,443	34,066	39,175
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		10,806	13,277	14,111	16,384	19,244	24,617	22,350	25,443	34,066	39,175
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	$ 10,000		$ 10,806	$ 13,277	$ 14,111	$ 16,384	$ 19,244	$ 24,617	$ 22,350	$ 25,443	$ 34,066	$ 39,175